Convertible Promissory Notes and Fair Value Measurements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant derivative liability	$ 5,406,000
Fair Value, Inputs, Level 1 [Member]
Fair Value Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant derivative liability
Fair Value, Inputs, Level 2 [Member]
Fair Value Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant derivative liability
Fair Value, Inputs, Level 3 [Member]
Fair Value Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant derivative liability	$ 5,406,000